Consolidated Balance Sheets $ in Thousands	Dec. 31, 2014 USD ($)
Assets
Cash and due from banks	$ 345,496
Interest-bearing deposits in other banks	915,957
Investment securities	4,971,611
Loans held for sale	6,344
Loans and leases	10,023,590
Less: allowance for loan and lease losses	134,799
Net loans and leases	9,888,791
Premises and equipment, net	307,460
Other real estate owned and repossessed personal property	4,364
Accrued interest receivable	34,287
Bank-owned life insurance	414,569
Goodwill	995,492
Other intangible assets	25,191
Other assets	224,134
Total assets	18,133,696
Deposits:
Interest-bearing	10,019,949
Noninterest-bearing	4,705,430
Total deposits	14,725,379
Short-term borrowings	386,151
Long-term debt	54
Retirement benefits payable	138,764
Other liabilities	208,308
Total liabilities	15,458,656
Commitments and contingent liabilities (Note 12)
Stockholders' equity:
Net investment	2,726,497
Accumulated other comprehensive loss, net	(51,457)
Total stockholders' equity	2,675,040
Total liabilities and stockholders' equity	$ 18,133,696